Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 37,821	$ 42,006
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	6,888,679	6,881,794	6,714,915
Common stock, shares outstanding	6,888,679	6,881,794	6,714,915